Earnings Per Share (Tables)	3 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Schedule of Calculation of Earnings Per Share

The calculation of earnings per share is as follows:

	Three months ended December 31,
	2025	2024
Weighted number of outstanding shares	183,906,056	187,829,202
Number of shares with dilutive effects	1,640	189
Weighted number of outstanding shares (diluted)	183,907,696	187,829,391

Profit attributable to ordinary shareholders	50,557	20,119
Basic	0.27	0.11
Diluted	0.27	0.11